UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001757387

SunStrong Issuer 2025-1, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

CJ Harris

(212) 506-5017

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a consultant’s report dated September 8, 2025, obtained by SunStrong Capital Holdings, LLC, which report sets forth a summary of the findings and conclusions of DNV Energy USA Inc. with respect to certain residential photovoltaic solar assets.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 12, 2025

SUNSTRONG DEPOSITOR 2025-1, LLC
(Depositor)

By:	/s/ CJ Harris
	Name:	CJ Harris
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Summary Report of Technical Due Diligence Findings and Conclusions, dated September 8, 2025, of DNV Energy USA Inc., setting forth findings and conclusions of DNV Energy USA Inc. with respect to certain residential photovoltaic solar assets